Subsequent Events (Details) - USD ($)	Jul. 13, 2026	Mar. 27, 2026	Mar. 04, 2026	Jan. 26, 2026	Dec. 31, 2025	Sep. 05, 2025	Dec. 31, 2024
Subsequent Events [Line Items]
Ordinary shares issued						18,000,000
Common stock, par value (in Dollars per share)					$ 0.00001		$ 0.00001
Price per shares (in Dollars per share)						$ 0.00001
Claypot House Holding Sdn Bhd [Member]
Subsequent Events [Line Items]
Principal amount (in Dollars)				$ 2,000,000
Loan interest rate				5.00%
Mature date				Jan. 25, 2027
Subsequent Event [Member]
Subsequent Events [Line Items]
share capital (in Dollars)			$ 50,000
Stock Issued During Period, Shares, New Issues		18,000,000
Price per shares (in Dollars per share)		$ 0.2
Mr. Goh Kok Foong [Member]
Subsequent Events [Line Items]
Aggregate consideration (in Dollars)				$ 10,000,000
Share Consolidation [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
share capital (in Dollars)	$ 50,000
Class B Ordinary Shares [Member]
Subsequent Events [Line Items]
Ordinary shares issued				972,000
Class B Ordinary Shares [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Ordinary shares issued			1,000,000,000
Class B Ordinary Shares [Member] | Mr. Goh Kok Foong [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Ordinary shares issued			3,990,280,000
Class B Ordinary Shares [Member] | Undesignated Shares [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Ordinary shares issued	1,000,000,000		9,720,000
Class B Ordinary Shares [Member] | Share Consolidation [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Ordinary shares issued	972,000
Common stock, par value (in Dollars per share)	$ 0.0001
Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Ordinary shares issued				558,000
Class A Ordinary Shares [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Ordinary shares issued	5,000,000,000
Class A Ordinary Shares [Member] | Mr. Goh Kok Foong [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Ordinary shares issued			5,000,000,000
Class A Ordinary Shares [Member] | Undesignated Shares [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Ordinary shares issued			3,990,280,000
Class A Ordinary Shares [Member] | Share Consolidation [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Ordinary shares issued	399,028,000
Common stock, par value (in Dollars per share)	$ 0.0001
Common Stock [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Ordinary shares issued			9,720,000